LISTED FUNDS TRUST
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street | Milwaukee, Wisconsin 53202

May 5, 2026

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Listed Funds Trust (the “Trust”)
Securities Act Registration No. 333-215588
Investment Company Act Reg. No. 811-23226

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “1933 Act”), as amended, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series listed below, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the most recent amendment for the Trust dated April 30, 2026, and filed electronically as Post-Effective Amendment No. 527 to the Trust’s Registration Statement on Form N-1A on April 29, 2026.

•Teucrium Agricultural Strategy No K-1 ETF
•Teucrium No K-1 Corn ETF
•Teucrium 2x Daily Corn ETF
•Teucrium No K-1 Wheat ETF
•Teucrium 2x Daily Wheat ETF
•Teucrium No K-1 Sugar ETF
•Teucrium 2x Daily Sugar ETF
•Teucrium No K-1 Soybean ETF
•Teucrium 2x Daily Soybean ETF
•Yields for You Income Strategy A ETF
•Yields for You Strategy B ETF
•Relative Strength Managed Volatility Strategy ETF
•GlacierShares Nasdaq Iceland ETF
•Teucrium 2x Long Daily XRP ETF
•GlacierShares Arctic Circle ETF
•AlphaDroid® Broad Markets Momentum ETF
•AlphaDroid® Defensive Sector Rotation ETF
•21Shares 2x Long Dogecoin ETF
•21Shares 2x Long Sui ETF

•21Shares FTSE Crypto 10 ex-BTC Index ETF
•21Shares FTSE Crypto 10 Index ETF

If you have any questions or require further information, please contact the undersigned at 608-716-8890 or chad.fickett@usbank.com.

Sincerely,

/s/ Chad Fickett
Chad Fickett
Secretary